Material accounting policies (Details)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas
Assumed revenue decline against base budget for six months	20.00%
Assumed revenue decline for 12 months	20.00%
Argentina
Disclosure of geographical areas
Level of price index	7,693.7	3,533.19
Ghana
Disclosure of geographical areas
Level of price index	248.3	200.5
Lebanon
Disclosure of geographical areas
Level of price index	7,061.07	5,978.13
Turkey
Disclosure of geographical areas
Level of price index	2,684.55	1,859.38